OPERATING EXPENSES	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
OPERATING EXPENSES	OPERATING EXPENSES
Operating expenses include the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Salaries and benefits expense	$10	$3	$3
Professional services	18	2	2
Software	2	1	1
Sales and capital taxes	1	—	—
Licenses and fees	1	—	—
Other	3	—	—
Total operating expenses	$35	$6	$6